Summary of Significant Accounting Policies (Details 4) (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Properties
Impairment losses	$ 936,589	$ 1,436,813
Lease intangible | Maximum
Investment Properties
Amortization period of intangibles	20 years
Building | Maximum
Investment Properties
Estimated useful life	50 years
Tenant improvements | Maximum
Investment Properties
Estimated useful life	20 years
Fund I | Florida 4 property
Investment Properties
Impairment losses	90,455
Fund I | Michigan 6 investment property
Investment Properties
Impairment losses	78,837	1,436,813
Fund II | Florida 4 property
Investment Properties
Number of property sale transactions	2
Fund II | Ohio 9 investment property
Investment Properties
Impairment losses	$ 767,297